Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Peirce-Phelps, Inc.	Dunphey & Associates Supply Co., Inc.	N&S Supply of Fishkill, Inc	Makdad Industrial Supply Co Inc [Member]	Acme Refrigeration of Baton Rouge LLC [Member]	Temperature Equipment Corporation [Member]	Common Stock Makdad Industrial Supply Co Inc [Member]	Common Stock Acme Refrigeration of Baton Rouge LLC [Member]	Common Stock, Class B Common Stock and Preferred Stock	Common Stock, Class B Common Stock and Preferred Stock Peirce-Phelps, Inc.	Common Stock, Class B Common Stock and Preferred Stock Dunphey & Associates Supply Co., Inc.	Common Stock, Class B Common Stock and Preferred Stock N&S Supply of Fishkill, Inc	Common Stock, Class B Common Stock and Preferred Stock Makdad Industrial Supply Co Inc [Member]	Common Stock, Class B Common Stock and Preferred Stock Acme Refrigeration of Baton Rouge LLC [Member]	Paid-In Capital	Paid-In Capital Peirce-Phelps, Inc.	Paid-In Capital Dunphey & Associates Supply Co., Inc.	Paid-In Capital N&S Supply of Fishkill, Inc	Paid-In Capital Makdad Industrial Supply Co Inc [Member]	Paid-In Capital Acme Refrigeration of Baton Rouge LLC [Member]	Accumulated Other Comprehensive Loss	Retained Earnings	Treasury Stock	Non-controlling Interest	Non-controlling Interest Peirce-Phelps, Inc.	Non-controlling Interest Temperature Equipment Corporation [Member]
Beginning balance at Dec. 31, 2018	$ 1,601,713									$ 21,167						$ 832,121						$ (45,968)	$ 627,969	$ (87,440)	$ 253,864
Beginning balance (in shares) at Dec. 31, 2018										37,461,643
Net income	295,775																						245,950		49,825
Other comprehensive gain (loss)	10,485																					6,918			3,567
Issuances of non-vested restricted shares of common stock										$ 87						(87)
Issuances of non-vested restricted shares of common stock (in shares)										173,940
Forfeitures of non-vested restricted shares of common stock										$ (7)						7
Forfeitures of non-vested restricted shares of common stock (in shares)										(12,837)
Common stock contribution to 401(k) plan	4,274									$ 15						4,259
Common stock contribution to 401(k) plan (in shares)										30,715
Stock issuances from exercise of stock options and employee stock purchase plan	13,464									$ 53						13,411
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)										105,288
Retirement of common stock	(1,652)									$ (5)						(1,647)
Retirement of common stock (in shares)										(10,623)
Share-based compensation	16,537															16,537
Cash dividends declared and paid on Common and Class B common stock	(241,412)																						(241,412)
Common stock issued		$ 58,344	$ 6,891	$ 4,032							$ 186	$ 25	$ 12				$ 58,158	$ 6,866	$ 4,020
Common stock issued (in shares)											372,543	50,952	22,435
Investment in unconsolidated entity	988																								988
Decrease in non-controlling interest in Carrier Enterprise II	(32,400)															(25,768)									(6,632)
Investments		$ 17,000																								$ 17,000
Distributions to non-controlling interest	(39,272)																								(39,272)
Ending balance at Dec. 31, 2019	1,714,767									$ 21,533						907,877						(39,050)	632,507	(87,440)	279,340
Ending balance (in shares) at Dec. 31, 2019										38,194,056
Net income	323,172																						269,579		53,593
Other comprehensive gain (loss)	6,734																					4,183			2,551
Issuances of non-vested restricted shares of common stock										$ 92						(92)
Issuances of non-vested restricted shares of common stock (in shares)										184,265
Forfeitures of non-vested restricted shares of common stock										$ (2)						2
Forfeitures of non-vested restricted shares of common stock (in shares)										(3,589)
Common stock contribution to 401(k) plan	4,543									$ 13						4,530
Common stock contribution to 401(k) plan (in shares)										25,216
Stock issuances from exercise of stock options and employee stock purchase plan	21,600									$ 72						21,528
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)										144,894
Retirement of common stock	(4,642)									$ (11)						(4,631)
Retirement of common stock (in shares)										(23,148)
Share-based compensation	21,862															21,862
Cash dividends declared and paid on Common and Class B common stock	(265,713)																						(265,713)
Distributions to non-controlling interest	(42,401)																								(42,401)
Adjustment to fair value of Common stock issued for N&S Supply of Fishkill, Inc.				$ (161)															$ (161)
Ending balance at Dec. 31, 2020	1,779,761									$ 21,697						950,915						(34,867)	636,373	(87,440)	293,083
Ending balance (in shares) at Dec. 31, 2020										38,521,694
Net income	498,735																						418,945		79,790
Other comprehensive gain (loss)	1,225																					691			534
Issuances of non-vested restricted shares of common stock										$ 97						(97)
Issuances of non-vested restricted shares of common stock (in shares)										194,643
Forfeitures of non-vested restricted shares of common stock										$ (28)						28
Forfeitures of non-vested restricted shares of common stock (in shares)										(57,089)
Common stock contribution to 401(k) plan	5,154									$ 11						5,143
Common stock contribution to 401(k) plan (in shares)										22,752
Stock issuances from exercise of stock options and employee stock purchase plan	22,180									$ 69						22,111
Stock issuances from exercise of stock options and employee stock purchase plan (in shares)										136,641
Retirement of common stock	(2,257)									$ (4)						(2,253)
Retirement of common stock (in shares)										(7,898)
Share-based compensation	24,531															24,531
Cash dividends declared and paid on Common and Class B common stock	(295,044)																						(295,044)
Common stock issued					$ 997	$ 2,551								$ 2	$ 4					$ 995	$ 2,547
Common stock issued (in shares)								3,627	8,492
Investments							$ 21,040																				$ 21,040
Distributions to non-controlling interest	(61,980)																								(61,980)
Ending balance at Dec. 31, 2021	1,997,415									$ 21,836						1,003,932						$ (34,176)	760,796	$ (87,440)	$ 332,467
Ending balance (in shares) at Dec. 31, 2021										38,799,632
Common Stock Released From Escrow Shares										(23,230)
Common Stock Released From Escrow Value	$ 522									$ (12)						$ 12							$ 522